Note 15 - Commitments - Total Future Capital Lease Obligations (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Remainder of 2017	$ 327,014
2018	161,770	$ 143,796
Sub-Total	488,784	981,607
Less: Interest expense	18,303	31,895
Total capital lease obligations	470,481	949,712
Current	470,481	791,009	$ 992,690
Long-Term		$ 158,703	$ 932,826